NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Subordinated Loan Agreements (Details)	12 Months Ended
Jun. 30, 2025 USD ($) loan
Six subordinated loan agreements
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of subordinated loan agreement | loan	6
Aggregate principal amount	$ 650,000
Interest rate (in percent)	5.00%
Subordinated demand notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 1,300,000
Interest rate (in percent)	8.00%
Repayments of debt	$ (20,000)
Extension term of debt instrument	1 year